March 9, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Stockcar Stocks Mutual Fund, Inc.

Post Effective Amendment No. 19 to the Registration Statement

on Form N-1A (File No.333-53683, CIK No. 0001062505)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Stockcar Stocks Mutual Fund, Inc., on behalf of the Stockcar Stocks Index Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation ST.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Stockcar Stocks Mutual Fund, Inc. (the “Company”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Company’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 25, 2010.

Questions related to this filing should be directed to C. Richard Ropka, Esq. of Law Office of C. Richard Ropka, LLC. at (856) 374-1744.

Very truly yours,

Stockcar Stocks Mutual Fund, Inc.

By:  /s/  David Dube

       David Dube, President

cc: C. Richard Ropka, Esq.